CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Jul. 31, 2024	Jul. 31, 2023
OPERATING REVENUES
Total Operating Revenues		$ 8,617,265	$ 452,409
COST OF REVENUES
Total Cost of Revenues		7,562,086	456,494
Gross profit (loss)		1,055,179	(4,085)
Operating expenses:
Selling and marketing		365,992	54,169
General and administrative		520,884	285,740
Total operating expenses		886,876	339,909
Income (loss) from operations		168,303	(343,994)
Other (expense) net		(22,077)	0
Income (loss) before provision for income taxes		146,226	(343,994)
Provision for income taxes		35,906	12,095
Net income (loss)		110,320	(356,089)
Less: net income (loss) attributable to non-controlling interest		55,870	(14,879)
Net income (loss) attributable to TIANCI INTERNATIONAL, INC.		54,450	(341,210)
Global Logistics Services [Member]
OPERATING REVENUES
Total Operating Revenues		8,320,402	0
COST OF REVENUES
Total Cost of Revenues		7,432,806	0
Other Revenue [Member]
OPERATING REVENUES
Total Operating Revenues		296,863	452,409
COST OF REVENUES
Total Cost of Revenues		$ 129,280	$ 456,494
Common Shares [Member]
Weighted average number of common shares*
Weighted average number of preferred shares B, basic	[1]	10,560,950	3,314,621
Weighted average number of preferred shares B, diluted	[1]	10,560,950	3,314,621
Income (loss) per common share attributable to TIANCI INTERNATIONAL, INC.*
Income (loss) per preferred share B attributable to TIANCI INTERNATIONAL, INC., basic	[1]	$ 0.01	$ (0.10)
Income (loss) per preferred share B attributable to TIANCI INTERNATIONAL, INC., diluted	[1]	$ 0.01	$ (0.10)
Preferred Shares A [Member]
Weighted average number of common shares*
Weighted average number of preferred shares B, basic	[1]	37,260	40,659
Weighted average number of preferred shares B, diluted	[1]	37,260	40,659
Income (loss) per common share attributable to TIANCI INTERNATIONAL, INC.*
Income (loss) per preferred share B attributable to TIANCI INTERNATIONAL, INC., basic	[1]	$ 1.46	$ (8.39)
Income (loss) per preferred share B attributable to TIANCI INTERNATIONAL, INC., diluted	[1]	$ 1.46	$ (8.39)
Preferred Shares B [Member]
Weighted average number of common shares*
Weighted average number of preferred shares B, basic	[1]	21,319	0
Weighted average number of preferred shares B, diluted	[1]	21,319	0
Income (loss) per common share attributable to TIANCI INTERNATIONAL, INC.*
Income (loss) per preferred share B attributable to TIANCI INTERNATIONAL, INC., basic	[1]	$ 2.55	$ 0
Income (loss) per preferred share B attributable to TIANCI INTERNATIONAL, INC., diluted	[1]	$ 2.55	$ 0

[1]	Shares are presented on a retroactive basis to reflect the reorganization on March 3, 2023